RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 – RELATED PARTY TRANSACTIONS

Related parties are natural persons or other entities that have the ability, directly or indirectly, to control another party or exercise significant influence over the party making financial and operating decisions. Related parties include other parties that are subject to common control or that are subject to common significant influences.

The Company borrowed funds for business operations from certain stockholders through convertible debenture agreements and has remaining balances, including accrued interest amounting to $5,164,690 and $3,203,880 as of September 30, 2021, and September 30, 2020, respectively. The Company incurred interest expense for these convertible debentures in the amounts of $557,820 and $207,674 for the twelve months ended September 30, 2021, and 2020, respectively. See Note 12 for convertible debentures discussion.

The Company received proceeds of $400,000 from a related party for the September 30, 2021, offering (see Note 15 and Note 16), in exchange for 320,000 shares of Common Stock and 320,000 Warrants.

A consulting firm controlled by a member of Company management provides services for the Company in the amount of $318,035 for the twelve months ending September 30, 2021, and $285,000 for the twelve months ending September 30, 2020.